Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets

	December 31, 2022	December 31, 2021

Licensed software	$3,134,481	$2,899,801
Capitalized development costs	5,617,060	6,079,463
Platform system	41,466	44,880
Customer relationships	159,485	172,614
Land use rights*	—	—
Less: accumulated amortization	(3,985,273)	(3,095,844)
Less: impairment for software	(2,410,458)	(1,322,433)
Intangible assets, net	$2,556,761	$4,778,481

Schedule of Intangible Assets Future Amortization Expense

Twelve months ending December 31,	Estimated amortization expense

2023	$804,653
2024	794,842
2025	683,833
2026	256,103
2027	17,330
Thereafter	—
Total	$2,556,761